Dividends on ordinary shares	12 Months Ended
Dec. 31, 2018
Dividends on ordinary shares
Dividends on ordinary shares

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here. For further detail on performance, please see Strategic Report on page 00.

12 Dividends on ordinary shares

The 2018 financial statements include £14,585m (2017: £674m) of dividends paid. This includes the final dividend declared in relation to the prior year of £142m (2017: £165m), half year dividends of £149m (2017: £208m) and dividends in specie of £14,294m primarily relating to the holding in Barclays Bank UK PLC. These result in a total dividend for the year of £6.23 (2017: 29p) per ordinary share.

Dividends paid on preference shares amounted to £204m (2017: £242m).  Dividends paid on the 4.75% €100 preference shares amounted to £421.16 per share (2017: £415.65). Dividends paid on the 6.278% US$100 preference shares amounted to £446.17 per share (2017: £483.37). Dividends paid on the 8.125% US$0.25 preference shares amounted to £1.54 per share (2017: £1.58).

Dividends paid on other equity instruments amounted to £647m (2017: £639m). For further detail on other equity instruments, please refer to Note 30.